Premises, Equipment and Other Assets, Premises and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 21,250	$ 21,390
Accumulated depreciation and amortization	12,679	12,495
Net book value, premises and equipment	8,571	8,895
Premises, Equipment and Other Assets Textual [Abstract]
Depreciation and amortization expense for premises and equipment	1,400	1,400	$ 1,400
Net gain (loss) on disposition of premises and equipment	74	71	$ 82
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,759	1,808
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	9,442	9,504
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	7,420	7,449
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	2,597	2,597
Finance lease ROU assets [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 32	$ 32